Income Taxes - Schedule of Deferred Tax Liabilities and Related Valuation Allowance (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforwards	$ 85,226	$ 71,434
Debt related interest	16,228	16,898
Capitalized research and development	5,228	4,936
Tax credit carryforwards	4,415	3,960
Stock based compensation	1,157	525
Accrued expense and reserves	1,812	1,584
Purchased revenue liability	1,754	0
Operating lease liabilities	577	774
Other	303	159
Total deferred tax assets	116,700	100,270
Less valuation allowance	(113,703)	(96,776)
Total deferred tax assets	2,997	3,494
Deferred tax liabilities:
Intangible assets	(2,423)	(2,734)
Operating lease right-of-use assets	(574)	(760)
Total deferred tax liabilities	(2,997)	(3,494)
Net deferred tax liabilities	$ 0	$ 0